SCHEDULE OF CURRENT AND LONG TERM PRINCIPAL DUE UNDER NONCONVERTIBLE NOTE (Details)	Dec. 31, 2022 USD ($)
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes (Long Term)	$ 7,001,422
Total Principal of Non-Convertible Notes	(7,001,422)
Total Principal of Non-Convertible Notes (Current)	1,820,819
GM Financial [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	18,546
Total Principal of Non-Convertible Notes (Long Term)	49,457
Total Principal of Non-Convertible Notes	(18,546)
Total Principal of Non-Convertible Notes	(49,457)
Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	5,000
Total Principal of Non-Convertible Notes (Long Term)
Total Principal of Non-Convertible Notes	(5,000)
Total Principal of Non-Convertible Notes
Sheppard Mullin Resolution Agreement [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	40,000
Total Principal of Non-Convertible Notes (Long Term)
Total Principal of Non-Convertible Notes	(40,000)
Total Principal of Non-Convertible Notes
Deedof Trust Note [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	53,712
Total Principal of Non-Convertible Notes (Long Term)	542,242
Total Principal of Non-Convertible Notes	(53,712)
Total Principal of Non-Convertible Notes	(542,242)
Deed of Trust Note One [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	53,712
Total Principal of Non-Convertible Notes (Long Term)	542,242
Total Principal of Non-Convertible Notes	(53,712)
Total Principal of Non-Convertible Notes	(542,242)
Equipment Finance Note [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	231,120
Total Principal of Non-Convertible Notes (Long Term)	681,460
Total Principal of Non-Convertible Notes	(231,120)
Total Principal of Non-Convertible Notes	(681,460)
Equipment Finance Note One [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	993,564
Total Principal of Non-Convertible Notes (Long Term)	1,821,534
Total Principal of Non-Convertible Notes	(993,564)
Total Principal of Non-Convertible Notes	(1,821,534)
Equipment Finance Note Two [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	230,320
Total Principal of Non-Convertible Notes (Long Term)	1,309,310
Total Principal of Non-Convertible Notes	(230,320)
Total Principal of Non-Convertible Notes	(1,309,310)
Equipment Finance Note Three [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	233,510
Total Principal of Non-Convertible Notes (Long Term)	1,326,580
Total Principal of Non-Convertible Notes	(233,510)
Total Principal of Non-Convertible Notes	(1,326,580)
Equipment Finance Note Four [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	239,120
Total Principal of Non-Convertible Notes (Long Term)	1,358,740
Total Principal of Non-Convertible Notes	(239,120)
Total Principal of Non-Convertible Notes	(1,358,740)
Equipment Finance Note Five [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	222,465
Total Principal of Non-Convertible Notes (Long Term)	1,334,970
Total Principal of Non-Convertible Notes	(222,465)
Total Principal of Non-Convertible Notes	(1,334,970)
Debt Discount [Member]
Short-Term Debt [Line Items]
Total Principal of Non-Convertible Notes	500,250
Total Principal of Non-Convertible Notes (Long Term)	1,965,113
Total Principal of Non-Convertible Notes	(500,250)
Total Principal of Non-Convertible Notes	$ (1,965,113)